John Hancock U.S. Growth Fund Annual Fund Operating Expenses - Class NAV [Member] - John Hancock U.S. Growth Fund - Class NAV	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.60%